Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 26,145	$ 25,814
Restricted cash (note 13)	3	3,027
Accounts receivable	14,417	13,911
Prepaid expenses	795	726
Other receivables	1,165	839
Deferred tax		19
Deferred financing costs (note 7)	1,493	1,168
Total current assets	44,018	45,504
Vessels in operation (note 4)	856,394	890,249
Other fixed assets	29	54
Intangible assets - other (note 5)	73	92
Deferred tax		10
Deferred financing costs (note 7)	3,166	3,626
Total non-current assets	859,662	894,031
Total Assets	903,680	939,535
Liabilities and Stockholders' Equity
Current portion of long-term debt (note 9)	50,572	46,000
Intangible liability - charter agreements (note 8)	2,119	2,119
Accounts payable	5,353	1,286
Accrued expenses	5,419	4,953
Derivative instruments (note 6)	12,225	15,920
Total current liabilities	75,688	70,278
Long-term debt (note 9)	375,104	437,612
Preferred shares (note 13)	44,976	48,000
Intangible liability - charter agreements (note 8)	17,931	20,050
Deferred tax liability	27
Derivative instruments (note 6)	23,366	29,395
Total long-term liabilities	461,404	535,057
Total Liabilities	537,092	605,335
Commitments and contingencies (note 12)
Stockholders' Equity
Additional paid in capital	352,316	351,856
Retained earnings (accumulated deficit)	13,723	(18,205)
Total Stockholders' Equity	366,588	334,200
Total Liabilities and Stockholders' Equity	903,680	939,535
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	475
Class B Common stock [Member]
Stockholders' Equity
Common stock	$ 74	$ 74